UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.4%
Information Technology - 20.9%
Electronic Equipment, Instruments & Components - 4.1%
HannStar Display Corp.	953,000	$318,021
Innolux Corp.	1,971,000	818,180
Kingboard Chemical Holdings Ltd.	440,500	2,376,115
LG Display Co., Ltd.	11,540	321,209
Tripod Technology Corp.	442,000	1,377,428

		5,210,953

Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	18,570	3,202,025
China Literature Ltd. (a)(b)	36	385
NetEase, Inc. (ADR)	2,430	838,520
Tencent Holdings Ltd.	81,800	4,233,801

		8,274,731

Semiconductors & Semiconductor Equipment - 4.2%
Hua Hong Semiconductor Ltd. (b)	105,000	222,044
Hyundai Robotics Co., Ltd. (a)	82	29,183
Novatek Microelectronics Corp.	77,000	292,728
Phison Electronics Corp.	56,000	547,143
Realtek Semiconductor Corp.	21,000	76,549
SK Hynix, Inc.	6,330	449,597
Taiwan Semiconductor Manufacturing Co., Ltd.	378,000	2,894,374
Winbond Electronics Corp.	1,084,111	849,951

		5,361,569

Technology Hardware, Storage & Peripherals - 6.1%
Asustek Computer, Inc.	188,000	1,765,748
Compal Electronics, Inc.	1,594,000	1,139,346
Foxconn Technology Co., Ltd.	52,000	148,211
Lite-On Technology Corp.	183,068	249,013
Pegatron Corp.	457,000	1,101,101
Samsung Electronics Co., Ltd.	1,302	3,093,436
Samsung Electronics Co., Ltd. (Preference Shares)	140	272,638

		7,769,493

		26,616,746

Financials - 18.3%
Banks - 14.5%
Agricultural Bank of China Ltd.-Class H	2,416,000	1,122,811
Banca Transilvania SA	67,885	37,200
Bank of China Ltd.-Class H	2,087,000	1,022,080
Bank of Communications Co., Ltd.-Class H	139,000	102,881
BNK Financial Group, Inc. (a)	27,096	238,143
China Construction Bank Corp.-Class H	1,260,000	1,159,896
China Development Financial Holding Corp.	1,417,000	482,415
China Everbright Bank Co., Ltd.-Class H	169,000	78,776
Chongqing Rural Commercial Bank Co., Ltd.-Class H	1,386,000	976,172
Commercial Bank of Ceylon PLC	279,840	247,936
DGB Financial Group, Inc. (a)	71,360	702,198
Hana Financial Group, Inc.	41,870	1,946,178
HDFC Bank Ltd. (ADR)	6,730	684,239

Company	Shares	U.S. $ Value
HSBC Holdings PLC	23,600	$242,639
Industrial & Commercial Bank of China Ltd.-Class H	967,000	775,181
Industrial Bank of Korea	170,470	2,614,908
Itausa - Investimentos Itau SA	110	349
Itausa - Investimentos Itau SA (Preference Shares)	102,327	333,759
KB Financial Group, Inc.	18,280	1,081,867
OTP Bank PLC	5,850	241,611
Sberbank of Russia PJSC (Sponsored ADR)	56,721	965,959
Turkiye Halk Bankasi AS	59,880	170,168
Turkiye Is Bankasi-Class C	806,940	1,481,694
Woori Bank	116,420	1,711,418

		18,420,478

Capital Markets - 1.8%
China Everbright Ltd.	752,000	1,677,754
NH Investment & Securities Co., Ltd. (a)	45,760	592,310

		2,270,064

Consumer Finance - 0.1%
Samsung Card Co., Ltd.	3,350	123,922

Diversified Financial Services - 1.2%
Chailease Holding Co., Ltd.	147,000	426,412
Fubon Financial Holding Co., Ltd.	53,000	90,098
Rural Electrification Corp., Ltd.	419,390	1,024,369

		1,540,879

Insurance - 0.7%
Hyundai Marine & Fire Insurance Co., Ltd. (a)	14,390	631,109
Powszechny Zaklad Ubezpieczen SA	20,070	242,760

		873,869

		23,229,212

Industrials - 11.8%
Airlines - 2.4%
Air Arabia PJSC	402,220	135,798
Air China Ltd.-Class H	926,000	1,121,406
China Southern Airlines Co., Ltd.-Class H	1,068,000	1,103,152
Turk Hava Yollari AO (a)	182,490	755,448

		3,115,804

Building Products - 0.4%
Asahi Glass Co., Ltd.	12,700	548,950

Construction & Engineering - 0.6%
Voltas Ltd.	77,630	794,948

Electrical Equipment - 0.4%
Walsin Lihwa Corp.	833,000	491,266

Industrial Conglomerates - 0.4%
Far Eastern New Century Corp.	71,000	63,807
John Keells Holdings PLC	231,990	224,736
NWS Holdings Ltd.	104,000	187,290

		475,833

Company	Shares	U.S. $ Value
Machinery - 3.4%
China Yuchai International Ltd.	22,650	$543,600
Hyundai Construction Equipment Co., Ltd. (a)	108	17,022
Hyundai Heavy Industries Co., Ltd. (a)	477	44,742
Sinotruk Hong Kong Ltd.	890,500	1,003,014
Yangzijiang Shipbuilding Holdings Ltd.	2,492,400	2,732,975

		4,341,353

Professional Services - 0.6%
51job, Inc. (ADR) (a)	12,560	764,276

Trading Companies & Distributors - 2.9%
Marubeni Corp.	352,700	2,549,911
Sumitomo Corp.	65,400	1,109,299

		3,659,210

Transportation Infrastructure - 0.7%
Jiangsu Expressway Co., Ltd.-Class H	432,000	656,768
Zhejiang Expressway Co., Ltd.-Class H	202,000	222,093

		878,861

		15,070,501

Materials - 5.7%
Chemicals - 2.8%
Formosa Chemicals & Fibre Corp.	16,000	55,200
Hanwha Chemical Corp.	53,990	1,592,790
Hyosung Corp. (a)	2,650	344,936
Mitsubishi Gas Chemical Co., Inc.	7,700	220,489
PTT Global Chemical PCL	21,700	56,597
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	2,310,000	1,313,183

		3,583,195

Construction Materials - 0.5%
Anhui Conch Cement Co., Ltd.-Class H	24,500	114,996
Grasim Industries Ltd.	30,320	553,767

		668,763

Metals & Mining - 1.0%
POSCO	530	164,857
Vale SA	28,300	342,841
Vedanta Ltd. (ADR)	35,083	730,779

		1,238,477

Paper & Forest Products - 1.4%
Lee & Man Paper Manufacturing Ltd.	109,000	128,343
Svenska Cellulosa AB SCA - Class B	161,340	1,662,944

		1,791,287

		7,281,722

Company	Shares	U.S. $ Value
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
China Petroleum & Chemical Corp.-Class H	116,000	$84,962
Cosan SA Industria e Comercio	58,600	734,319
Exxaro Resources Ltd.	21,750	285,664
LUKOIL PJSC (Sponsored ADR)	26,540	1,530,031
Surgutneftegas OJSC (Sponsored ADR) (c)	42,740	207,050
Tatneft PJSC (Sponsored ADR)	33,270	1,672,815
Tupras Turkiye Petrol Rafinerileri AS	1,210	38,776
YPF SA (Sponsored ADR)	9,360	214,438

		4,768,055

Real Estate - 3.6%
Real Estate Management & Development - 3.6%
Aldar Properties PJSC	621,670	372,384
CIFI Holdings Group Co., Ltd.	2,814,000	1,690,703
CK Asset Holdings Ltd.	39,500	344,328
Kerry Properties Ltd.	203,000	911,936
Robinsons Land Corp.	502,300	214,022
Wharf Holdings Ltd. (The)	191,000	658,662
Wheelock & Co., Ltd.	57,000	406,310

		4,598,345

Consumer Discretionary - 2.9%
Auto Components - 0.5%
Motherson Sumi Systems Ltd.	114,595	680,488

Automobiles - 0.0%
Kia Motors Corp.	1,050	32,857

Diversified Consumer Services - 0.2%
TAL Education Group (ADR)	7,120	211,535

Household Durables - 0.4%
Skyworth Digital Holdings Ltd.	1,030,000	442,138

Media - 1.1%
I-CABLE Communications Ltd. (a)	34,949	1,024
Naspers Ltd.-Class N	4,170	1,155,312
Sun TV Network Ltd.	14,560	226,108

		1,382,444

Multiline Retail - 0.2%
Magazine Luiza SA	11,200	270,737

Textiles, Apparel & Luxury Goods - 0.5%
LPP SA	105	268,763
Luthai Textile Co., Ltd.-Class B	54,186	58,952
Pacific Textiles Holdings Ltd.	267,000	281,939

		609,654

		3,629,853

Utilities - 2.0%
Electric Utilities - 0.7%
CEZ AS	14,970	349,048
Korea Electric Power Corp.	13,400	476,322

		825,370

Company	Shares		U.S. $ Value
Independent Power and Renewable Electricity Producers - 1.3%
Datang International Power Generation Co., Ltd.-Class H (a)		3,156,000	$931,791
Huadian Power International Corp., Ltd.-Class H		224,000	81,282
Huaneng Power International, Inc.-Class H		208,000	130,370
NHPC Ltd.		1,085,513	556,533

			1,699,976

			2,525,346

Consumer Staples - 0.9%
Food Products - 0.4%
Uni-President Enterprises Corp.		14,000	31,005
Vietnam Dairy Products JSC		49,170	451,665

			482,670

Tobacco - 0.5%
ITC Ltd.		141,460	583,437
KT&G Corp.		910	98,179

			681,616

			1,164,286

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
China Communications Services Corp., Ltd.-Class H		1,358,000	908,250
Chunghwa Telecom Co., Ltd.		18,000	64,028
KT Corp. (Sponsored ADR)		8,660	135,183

			1,107,461

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Qualicorp SA		87,200	814,812

Pharmaceuticals - 0.0%
Richter Gedeon Nyrt		1,110	29,062

			843,874

Total Common Stocks (cost $81,985,739)			90,835,401

	Principal Amount (000)
FIXED INCOME SECURITIES - 18.1%
Sovereign Bonds - 10.0%
Argentine Republic Government International Bond
6.875%, 4/22/21	U.S.$	234	254,182
7.50%, 4/22/26		866	979,013
7.82%, 12/31/33	EUR	103	144,576
Bahrain Government International Bond
7.00%, 10/12/28 (b)	U.S.$	200	203,000
Brazilian Government International Bond
2.625%, 1/05/23		304	292,980
4.25%, 1/07/25		283	287,599
Costa Rica Government International Bond
7.158%, 3/12/45 (b)		200	209,500

	Principal Amount (000)		U.S. $ Value
Dominican Republic International Bond
5.875%, 4/18/24 (b)	U.S.$	225	$243,000
Ecuador Government International Bond
9.65%, 12/13/26 (b)		400	459,374
Egypt Government International Bond
6.125%, 1/31/22 (b)		200	209,000
El Salvador Government International Bond
6.375%, 1/18/27 (b)		49	50,041
7.65%, 6/15/35 (b)		76	82,365
7.75%, 1/24/23 (b)		63	69,064
8.625%, 2/28/29 (b)		139	162,840
Gabon Government International Bond
6.375%, 12/12/24 (b)		200	203,000
Guatemala Government Bond
4.375%, 6/05/27 (b)		200	199,775
4.50%, 5/03/26 (b)		200	201,907
Indonesia Government International Bond
3.375%, 4/15/23 (b)		400	403,500
Ivory Coast Government International Bond
5.375%, 7/23/24 (b)		200	203,000
Jamaica Government International Bond
8.00%, 3/15/39		108	132,435
Lebanon Government International Bond
8.25%, 4/12/21 (b)		78	81,315
Series E
6.10%, 10/04/22 (b)		216	209,790
Mexico Government International Bond
4.125%, 1/21/26		286	297,368
4.75%, 3/08/44		300	301,875
Mongolia Government International Bond
5.625%, 5/01/23 (b)		200	201,846
Namibia International Bonds
5.25%, 10/29/25 (b)		200	203,500
Nigeria Government International Bond
5.625%, 6/27/22		163	168,909
6.50%, 11/28/27 (b)		200	208,500
Panama Government International Bond
4.00%, 9/22/24		200	212,500
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		109	112,383
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (b)		200	206,750
Republic of South Africa Government International Bond
4.665%, 1/17/24		231	236,197
4.85%, 9/27/27		200	202,435
5.65%, 9/27/47		380	388,550
5.875%, 9/16/25		200	217,682
Republic of Suriname
9.25%, 10/26/26 (b)		200	213,305

	Principal Amount (000)		U.S. $ Value
Russian Foreign Bond - Eurobond
5.25%, 6/23/47 (b)	U.S.$	600	$627,000
Sri Lanka Government International Bond
6.25%, 7/27/21 (b)		200	212,500
Tanzania Government International Bond
7.452% (LIBOR 6 Month + 6.00%), 3/09/20 (b)(d)		111	116,250
Turkey Government International Bond
3.25%, 3/23/23		948	899,415
5.75%, 5/11/47		589	575,747
6.00%, 3/25/27		692	736,980
7.00%, 6/05/20		95	102,600
7.375%, 2/05/25		95	109,488
Ukraine Government International Bond
7.375%, 9/25/32 (b)		200	196,578
7.75%, 9/01/22-9/01/24 (b)		572	606,409
Uruguay Government International Bond
4.375%, 10/27/27		18	19,622
5.10%, 6/18/50		43	47,945
Venezuela Government International Bond
9.00%, 5/07/23 (b)		143	29,652
9.25%, 5/07/28 (b)		88	18,012

Total Sovereign Bonds (cost $12,490,858)			12,751,254

Corporate Bonds - 2.7%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b)(e)		200	214,750
Braskem Netherlands Finance BV
4.50%, 1/10/28 (b)		200	197,376
Digicel Group Ltd.
8.25%, 9/30/20 (b)		200	197,250
Ecopetrol SA
5.875%, 9/18/23		307	339,235
Empresas Publicas de Medellin ESP
8.375%, 11/08/27 (b)	COP	418,000	144,009
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (b)	U.S.$	190	203,300
Housing Development Finance Corp., Ltd.
Series G
7.875%, 8/21/19 (b)(f)	INR	10,000	158,868
Indiabulls Housing Finance Ltd.
8.567%, 10/15/19 (b)(f)		10,000	157,696
Klabin Finance SA
4.875%, 9/19/27 (b)	U.S.$	200	197,080
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		200	205,950
Nexa Resources SA
5.375%, 5/04/27 (b)		200	212,052
Odebrecht Finance Ltd.
7.125%, 6/26/42 (b)		200	60,500

	Principal Amount (000)		U.S. $ Value
Petrobras Global Finance BV
5.299%, 1/27/25 (b)	U.S.$	269	$269,697
6.125%, 1/17/22		8	8,490
6.25%, 3/17/24		292	309,155
6.85%, 6/05/15		23	22,080
7.375%, 1/17/27		56	61,668
8.75%, 5/23/26		52	62,153
Tonon Luxembourg SA
9.25%, 1/24/20 (f)(g)(h)(i)		276	22,080
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		200	204,750
Vale Overseas Ltd.
6.875%, 11/21/36		54	66,042
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (g)(h)		202	13,383
YPF SA
6.95%, 7/21/27 (b)		75	79,688

Total Corporate Bonds (cost $3,695,733)			3,407,252

Quasi-Sovereign Bonds - 1.8%
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)		200	197,500
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/27 (b)		200	208,500
Petroleos de Venezuela SA
5.375%, 4/12/27 (b)		55	12,834
6.00%, 11/15/26 (b)		220	49,060
9.00%, 11/17/21 (b)		128	35,194
Petroleos Mexicanos
4.25%, 1/15/25		48	47,760
4.625%, 9/21/23		225	231,469
5.186% (LIBOR 3 Month + 3.65%), 3/11/22 (b)(d)		248	271,250
5.50%, 6/27/44		62	57,272
5.625%, 1/23/46		44	40,810
6.75%, 9/21/47		119	124,292
6.875%, 8/04/26		297	336,352
Sinopec Group Overseas Development Ltd.
Series 2012
3.90%, 5/17/22 (b)		271	280,119
State Grid Overseas Investment Ltd.
Series 2013
3.125%, 5/22/23 (b)		200	200,022
Trinidad Generation UnLtd.
5.25%, 11/04/27 (b)		200	203,250

Total Quasi-Sovereign Bonds (cost $2,292,738)			2,295,684

	Principal Amount (000)		U.S. $ Value
Emerging Markets - Treasuries - 1.1%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%), 6/21/20 (d)	ARS	658	$37,900
Argentine Bonos del Tesoro
15.50%, 10/17/26		444	23,853
16.00%, 10/17/23		1,322	70,575
18.20%, 10/03/21		2,737	149,893
21.20%, 9/19/18		1,230	64,082
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	1,410	430,379
Dominican Republic International Bond
16.95%, 2/04/22 (b)	DOP	400	10,814
Nigeria Government Bond
Series 5YR
14.50%, 7/15/21	NGN	19,100	53,737
15.54%, 2/13/20		27,281	77,610
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	2,639	211,393
Sri Lanka Government Bonds
Series A
10.75%, 3/01/21	LKR	15,000	100,276
11.50%, 12/15/21-5/15/23		27,000	185,884

Total Emerging Markets - Treasuries (cost $1,402,891)			1,416,396

Inflation-Linked Securities - 1.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	1,337	1,319,465
Uruguay Government International Bond
5.00%, 9/14/18	UYU	1,447	51,204

Total Inflation-Linked Securities (cost $1,459,969)			1,370,669

Treasury Bonds - 0.9%
Indonesia Treasury Bond
Series FR70
8.375%, 3/15/24	IDR	2,656,000	217,100
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	2,576	126,264
Series M 20
10.00%, 12/05/24		6,556	374,733
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	16,108	271,800
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	543	18,739
9.875%, 6/20/22 (b)		2,715	99,346

Total Treasury Bonds (cost $1,134,125)			1,107,982

	Principal Amount (000)		U.S. $ Value
Regional Bonds - 0.5%
City of Buenos Aires Argentina
Series 20
27.764% (BADLAR + 5.00%), 1/23/22 (d)	ARS	1,541	$89,047
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24(b)	U.S.$	150	175,500
25.361% (BADLAR + 3.83%), 5/31/22 (d)	ARS	3,132	169,107
Provincia de Cordoba
7.125%, 6/10/21 (b)	U.S.$	150	161,813
Provincia de Neuquen Argentina
7.50%, 4/27/25 (b)		68	72,420

Total Regional Bonds (cost $652,359)			667,887

Total Fixed Income Securities (cost $23,128,673)			23,017,124

	Shares
WARRANTS - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 9/10/18 (a) (cost $438,854)		160,970	404,907

INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
VFMVN30 ETF Fund (a)(j) (cost $149,005)		363,070	258,685

SHORT-TERM INVESTMENTS - 7.1%
Investment Companies - 6.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.12% (j)(k)(l) (cost $8,531,566)		8,531,566	8,531,566

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(10.00)%, 1/02/18	SEK	25	3,092
(1.50)%, 1/02/18	NOK	2	209
(0.567)%, 1/02/18	EUR	3	3,091
0.165%, 1/02/18	GBP	1	1,740
0.33%, 1/02/18	CAD	1	616
0.333%, 1/02/18	AUD	2	1,813
0.35%, 1/02/18	SGD	11	8,491
7.974%, 1/02/18	ZAR	189	15,264
BNP Paribas, Paris
0.46%, 1/02/18	HKD	226	28,899

	Principal Amount (000)		U.S. $ Value
Sumitomo, Tokyo
(0.25)%, 1/04/18	JPY	4,445	$39,450

Total Time Deposits (cost $102,273)			102,665

Treasury Bonds - 0.3%
Egypt Treasury Bills
Series 273D
Zero Coupon, 2/13/18	EGP	1,650	90,333
Series 364D
Zero Coupon, 2/20/18		4,575	250,550

Total Treasury Bonds (cost $342,317)			340,883

Total Short-Term Investments (cost $8,976,156)			8,975,114

Total Investments Before Security Lending Collateral for Securities Loaned - 97.1% (cost $114,678,427)			123,491,231

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (j)(k)(l) (cost $15,500)		15,500	$15,500

Total Investments - 97.1% (cost $114,693,927) (m)			123,506,731
Other assets less liabilities - 2.9%			3,746,667

Net Assets - 100.0%			$127,253,398

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	78	January 2018	USD	0	^	$1,048,063	$1,032,873	$(15,190)
MSCI Emerging Markets Index Futures	289	March 2018	USD	14		16,084,135	16,773,091	688,956
U.S. T-Note 5 Yr (CBT) Futures	7	March 2018	USD	700		817,539	813,148	(4,391)
U.S. T-Note 10 Yr (CBT) Futures	10	March 2018	USD	1,000		1,247,305	1,240,469	(6,836)
U.S. Ultra Bond (CBT) Futures	42	March 2018	USD	4,200		7,019,719	7,041,563	21,844
Sold Contracts
U.S. Ultra Bond (CBT) Futures	6	March 2018	USD	600		996,422	1,005,937	(9,515)

								$674,868

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNH	790	USD	118	3/14/18	$(2,683)
Australia and New Zealand Banking Group Ltd.	JPY	101,839	USD	899	3/14/18	(7,643)
Bank of America, NA	BRL	14,571	USD	4,413	1/03/18	19,616
Bank of America, NA	USD	2,470	BRL	8,264	1/03/18	21,887
Bank of America, NA	USD	1,907	BRL	6,307	1/03/18	(5,230)
Bank of America, NA	RUB	49,697	USD	838	1/25/18	(20,688)
Bank of America, NA	IDR	3,879,687	USD	285	1/29/18	(1,367)
Bank of America, NA	USD	1,312	BRL	4,363	2/02/18	(1,971)
Bank of America, NA	MXN	16,463	USD	849	3/14/18	22,175
Bank of America, NA	TRY	2,022	USD	514	3/14/18	(8,701)
Barclays Bank PLC	KRW	2,189,012	USD	2,000	1/18/18	(51,962)
Barclays Bank PLC	USD	32	KRW	35,162	1/18/18	676
Barclays Bank PLC	RUB	56,409	USD	957	1/25/18	(17,691)
Barclays Bank PLC	MYR	3,161	USD	774	1/26/18	(2,704)
Barclays Bank PLC	USD	1,116	MYR	4,701	1/26/18	39,094
Barclays Bank PLC	USD	477	IDR	6,483,139	1/29/18	1,987
Barclays Bank PLC	INR	23,633	USD	364	3/12/18	(3,459)
Barclays Bank PLC	JPY	88,584	USD	788	3/14/18	(567)
Barclays Bank PLC	USD	123	EUR	103	3/14/18	1,550
Barclays Bank PLC	ZAR	23,686	USD	1,734	3/14/18	(160,739)
BNP Paribas SA	CNH	73,316	USD	11,027	3/14/18	(186,102)
BNP Paribas SA	USD	2,093	MXN	40,155	3/14/18	(76,564)
Brown Brothers Harriman & Co.	CZK	6,951	USD	321	3/14/18	(6,200)
Brown Brothers Harriman & Co.	EUR	104	USD	123	3/14/18	(1,851)
Brown Brothers Harriman & Co.	HUF	83,249	USD	313	3/14/18	(9,387)
Brown Brothers Harriman & Co.	JPY	12,916	USD	115	3/14/18	88
Brown Brothers Harriman & Co.	PLN	624	USD	176	3/14/18	(3,492)
Brown Brothers Harriman & Co.	SEK	13,018	USD	1,554	3/14/18	(39,538)
Brown Brothers Harriman & Co.	THB	3,948	USD	121	3/14/18	(395)
Brown Brothers Harriman & Co.	TRY	604	USD	154	3/14/18	(1,791)
Brown Brothers Harriman & Co.	USD	234	MXN	4,569	3/14/18	(4,505)
Citibank, NA	BRL	2,382	USD	720	1/03/18	1,975
Citibank, NA	USD	719	BRL	2,382	1/03/18	(1,084)
Citibank, NA	RUB	36,522	USD	613	1/25/18	(17,720)
Citibank, NA	IDR	4,330,587	USD	317	1/29/18	(2,144)
Citibank, NA	CLP	227,708	USD	354	2/07/18	(16,013)
Citibank, NA	COP	724,202	USD	240	2/07/18	(1,378)
Citibank, NA	USD	348	CLP	227,708	2/07/18	21,947
Citibank, NA	USD	1,073	ARS	19,316	2/16/18	(60,693)
Citibank, NA	MXN	2,286	USD	117	3/14/18	2,359
Citibank, NA	PLN	653	USD	182	3/14/18	(5,930)
Citibank, NA	USD	588	CNH	3,915	3/14/18	10,716
Citibank, NA	USD	595	MXN	11,366	3/14/18	(23,893)
Deutsche Bank AG	BRL	4,339	USD	1,344	1/03/18	35,731
Deutsche Bank AG	USD	1,312	BRL	4,339	1/03/18	(3,598)
Deutsche Bank AG	USD	1,633	RUB	99,439	1/25/18	84,715
Deutsche Bank AG	IDR	3,267,537	USD	240	1/29/18	(1,319)
Deutsche Bank AG	TWD	104,691	USD	3,521	3/08/18	(34,745)
Deutsche Bank AG	USD	4,335	INR	282,444	3/12/18	61,286
Deutsche Bank AG	USD	630	PHP	31,943	3/15/18	8,194
Goldman Sachs Bank USA	MYR	1,486	USD	365	1/26/18	(43)
Goldman Sachs Bank USA	TWD	25,655	USD	862	3/08/18	(9,616)
Goldman Sachs Bank USA	USD	628	PHP	31,963	3/15/18	11,455
HSBC Bank USA	GBP	181	USD	239	3/14/18	(6,075)
HSBC Bank USA	THB	18,863	USD	583	3/14/18	3,654
HSBC Bank USA	USD	522	MXN	10,220	3/14/18	(8,883)
HSBC Bank USA	USD	986	ZAR	12,693	3/14/18	28,759
JPMorgan Chase Bank, NA	KRW	1,504,058	USD	1,392	1/18/18	(17,875)
JPMorgan Chase Bank, NA	TWD	193,748	USD	6,491	3/08/18	(88,538)
JPMorgan Chase Bank, NA	PLN	881	USD	247	3/14/18	(6,142)
JPMorgan Chase Bank, NA	USD	3,506	ZAR	48,340	3/14/18	360,399

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	TRY	4,548	USD	1,153	3/14/18	$(21,950)
Royal Bank of Canada	THB	11,493	USD	352	3/14/18	(912)
Royal Bank of Scotland PLC	EUR	101	USD	120	3/14/18	(1,857)
Standard Chartered Bank	KRW	1,603,039	USD	1,418	1/18/18	(84,126)
Standard Chartered Bank	USD	609	KRW	662,835	1/18/18	12,049
Standard Chartered Bank	TWD	50,926	USD	1,704	3/08/18	(25,277)
Standard Chartered Bank	USD	1,046	PHP	53,253	3/15/18	18,406
UBS AG	KRW	3,592,962	USD	3,304	1/18/18	(63,794)
UBS AG	MYR	1,050	USD	257	1/26/18	(1,262)
UBS AG	USD	1,422	THB	46,270	3/14/18	273

						$(351,106)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
BRL	9,200	1/02/19	7.340%	1 Day CDI	Maturity	$(11,030)
BRL	3,000	1/02/19	9.180%	1 Day CDI	Maturity	(20,943)
BRL	3,000	1/02/19	9.235%	1 Day CDI	Maturity	(21,564)
BRL	2,500	1/02/19	8.590%	1 Day CDI	Maturity	(12,518)
MXN	1,911	6/22/20	4 Week TIIE	6.770%	Monthly	(2,637)
BRL	4,100	1/04/21	CDI	8.760%	Maturity	(2,302)
BRL	1,500	1/04/21	1 Day CDI	10.165%	Maturity	14,680
BRL	1,500	1/04/21	1 Day CDI	10.215%	Maturity	15,238
BRL	1,500	1/04/21	1 Day CDI	9.630%	Maturity	8,795
USD	271	10/11/26	1.612%	3 Month LIBOR	Semi-Annual/Quarterly	16,645
MXN	701	6/14/27	7.090%	4 Week TIIE	Monthly	2,159

						$(13,477)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,992	LIBOR Minus 0.40%	Maturity	USD	2,199	2/15/18	$(5,339)
iShares J.P. Morgan USD Emerging Markets Bond ETF	30,295	LIBOR Minus 0.10%	Maturity	USD	3,499	2/15/18	(15,309)
iShares J.P. Morgan USD Emerging Markets Bond ETF	26,185	LIBOR Minus 0.30%	Maturity	USD	3,011	2/15/18	(24,498)

							$(45,146)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
iShares MSCI Emerging Markets ETF, 6/15/18*	$22.85	Maturity	USD	427	$(163,600)	$	– 0	–	$(163,600)
iShares MSCI Emerging Markets ETF, 6/15/18*	20.20	Maturity	USD	76	(8,066)		– 0	–	(8,066)
Sale Contracts
Deutsche Bank AG
iShares MSCI Emerging Markets ETF, 1/19/18*	15.10	Maturity	USD	39	8,134		– 0	–	8,134

					$(163,532)	$	– 0	–	$(163,532)

*	Termination date
^	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $10,864,912 or 8.5% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Defaulted.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA
9.25%, 1/24/20	6/28/13-7/24/15	$263,597	$22,080	0.02%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	13,383	0.01%

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2017.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,027,884 and gross unrealized depreciation of investments was $(4,113,473), resulting in net unrealized appreciation of $8,914,411.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN1

December 31, 2017 (unaudited)

26.4%	China
13.5%	South Korea
10.8%	Taiwan
5.5%	Brazil
5.0%	India
4.3%	Russia
3.9%	Turkey
3.6%	Japan
2.3%	South Africa
2.2%	Argentina
2.1%	Hong Kong
2.0%	Mexico
1.3%	Sweden
9.8%	Other
7.3%	Short-Term

100.0%	Total Investments

1	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Angola, Azerbaijan, Bahrain, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Guatemala, Hungary, Indonesia, Ivory Coast, Jamaica, Kazakhstan, Lebanon, Mongolia, Namibia, Nigeria, Panama, Peru, Philippines, Poland, Romania, Sri Lanka, Suriname, Thailand, Trinidad & Tobago, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela and Vietnam.

AB Emerging Markets Multi Asset Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31,

2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$5,835,861		$20,780,885		$	– 0	–	$26,616,746
Financials	2,922,852		20,306,360			– 0	–	23,229,212
Industrials	3,996,669		11,073,832			– 0	–	15,070,501
Materials	2,947,490		4,334,232			– 0	–	7,281,722
Energy	3,909,998		858,057			– 0	–	4,768,055
Real Estate	372,384		4,225,961			– 0	–	4,598,345
Consumer Discretionary	1,081,178		2,548,675			– 0	–	3,629,853
Utilities	349,048		2,176,298			– 0	–	2,525,346
Consumer Staples	1,133,281		31,005			– 0	–	1,164,286
Telecommunication Services	135,183		972,278			– 0	–	1,107,461
Health Care	29,062		814,812			– 0	–	843,874
Fixed Income Securities:
Sovereign Bonds	– 0	–	12,751,254			– 0	–	12,751,254
Corporate Bonds	– 0	–	3,068,608			338,644		3,407,252
Quasi-Sovereign Bonds	– 0	–	2,295,684			– 0	–	2,295,684
Emerging Markets - Treasuries	– 0	–	1,416,396			– 0	–	1,416,396
Inflation-Linked Securities	– 0	–	1,370,669			– 0	–	1,370,669
Treasury Bonds	– 0	–	1,107,982			– 0	–	1,107,982
Regional Bonds	– 0	–	667,887			– 0	–	667,887
Warrants	– 0	–	404,907			– 0	–	404,907
Investment Companies	258,685		– 0	–		– 0	–	258,685
Short-Term Investments:
Investment Companies	8,531,566		– 0	–		– 0	–	8,531,566
Time Deposits	– 0	–	102,665			– 0	–	102,665
Treasury Bonds	– 0	–	340,883			– 0	–	340,883
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,500		– 0	–		– 0	–	15,500

Total Investments in Securities	31,518,757		91,649,330	†		338,644		123,506,731
Other Financial Instruments*:
Assets
Futures	21,844		688,956			– 0	–	710,800
Forward Currency Exchange Contracts	– 0	–	768,991			– 0	–	768,991
Centrally Cleared Interest Rate Swaps	– 0	–	57,517			– 0	–	57,517
Variance Swaps	– 0	–	8,134			– 0	–	8,134
Liabilities
Futures	(20,742)		(15,190)			– 0	–	(35,932)
Forward Currency Exchange Contracts	– 0	–	(1,120,097)			– 0	–	(1,120,097)
Centrally Cleared Interest Rate Swaps	– 0	–	(70,994)			– 0	–	(70,994)
Total Return Swaps	– 0	–	(45,146)			– 0	–	(45,146)
Variance Swaps	– 0	–	(171,666)			– 0	–	(171,666)

Total^	$31,519,859		$91,749,835			$338,644		$123,608,338

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $751,452 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $2,912,583 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds
Balance as of 3/31/17	$182,267
Accrued discounts/(premiums)	511
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	7,488
Purchases	420,938
Sales	(272,560)
Transfers into level 3	– 0	–
Transfers out of level 3	– 0	–
Balance as of 12/31/17	$338,644	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(233,725)

+	There were no transfers into or out of Level 3 during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2017 is as follows:

Fund	Market Value 3/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
Government Money
Market Portfolio	$9,352		$43,455	$44,275	$8,532	$42
Government Money
Market Portfolio*	– 0	–	3,797	3,782	15	– 0	–**

Total					$8,547	$42

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018